Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 25, 2018
Document Effective Date	Jul. 29, 2018
Prospectus Date	Jul. 29, 2018
Hodges Fund | Retail Class
Prospectus:
Trading Symbol	HDPMX
Hodges Fund | Institutional Class
Prospectus:
Trading Symbol	HDPIX
Hodges Small Cap Fund | Retail Class
Prospectus:
Trading Symbol	HDPSX
Hodges Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	HDSIX
Hodges Small Intrinsic Value Fund | Retail Class
Prospectus:
Trading Symbol	HDSVX
Hodges Small-Mid Cap Fund | Retail Class
Prospectus:
Trading Symbol	HDSMX
Hodges Pure Contrarian Fund | Retail Class
Prospectus:
Trading Symbol	HDPCX
Hodges Blue Chip Equity Income Fund | Retail Class
Prospectus:
Trading Symbol	HDPBX